Share capital and capital surplus	12 Months Ended
Dec. 31, 2020
Share capital and capital surplus
Share capital and capital surplus

21.  Share capital and capital surplus

Ordinary shares

	Number of
	shares issued and	Share
	fully paid	Capital

At 31 December 2020 and 2019	131,356,980	91

Preference shares

The Company has 10,000,000 shares authorized with par value of US$0.0001.  None of them was issued and outstanding at 31 December 2020 and 2019, respectively.

Share options

Details of the Group’s share option scheme and the share options issued are included in Note 22 to the financial statements.